STOCK WARRANTS STOCK OPTIONS AND RESTRICTED STOCK UNITS (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Outstanding at beginning of period	1,210	1,323	1,323	1,541
Options granted	0	0	0	0
Options exercised	0	0	0	0
Options expired/forfeited			(113)	(218)
Outstanding at ending of period	1,190	1,323	1,210	1,323
Option outstanding number of shares exercisable	1,210	1,120	1,210	1,323
Weighted Average Remaining Contractual Life , Beginning balance	4 years 7 months 6 days	4 years 10 months 24 days	4 years 10 months 24 days	5 years 8 months 12 days
Weighted Average Remaining Contractual Life, ending balance	4 years 2 months 12 days	4 years 8 months 12 days	4 years 6 months	4 years 5 months 30 days
Weighted Average Remaining Contractual Life, exercisable	4 years 7 months 6 days	4 years 9 months 18 days	4 years 7 months 6 days	5 years
Weighted Average Exercise Price Per Share, Beginning balance	$ 2,170.91	$ 2,178.70	$ 2,178.70	$ 2,221.70
Weighted Average Exercise Price Per Share, Options granted	0	0	0	0
Weighted Average Exercise Price Per Share, Options exercised	0	0	0	0
Weighted Average Exercise Price Per Share, Options Expired/Forfeited	0	0	2,110.55	2,591.50
Weighted Average Exercise Price Per Share, ending balance	2,170.91	2,178.70	2,170.91	2,178.70
Weighted Average Exercise Price Per Share Exercisable	$ 2,145.34	$ 2,204.13	$ 2,189.63	$ 2,211.00
Aggregate Intrinsic Value, Beginning balance	$ 0	$ 0	$ 0	$ 0
Aggregate Intrinsic Value, Options exercised	0	0	0	0
Aggregate Intrinsic Value, Options granted	0	0	0	0
Aggregate Intrinsic Value, Options expired forfeited	0	0	0	0
Aggregate Intrinsic Value, Ending balance	0	0	0	0
Aggregate Intrinsic Value, exercisable	$ 0	$ 0	$ 0	$ 0
Stock Options [Member]
Outstanding at beginning of period	1,210	1,323	1,323
Outstanding at ending of period	1,210		1,210	1,323
Bottoms [Member] | Stock Options [Member]
Weighted Average Exercise Price Per Share, Beginning balance	$ 528.00	$ 528.00	$ 528.00	$ 528.00
Options Granted	0	0	0	0
Options Expired/Forfeited	748.00	0	748.00	0
Weighted Average Exercise Price Per Share, Ending balance	528.00	528.00	528.00	528.00
Exercise Price Per Share Exercisable, Ending balance	528.00	528.00	528.00	528.00
Tops [Member] | Stock Options [Member]
Weighted Average Exercise Price Per Share, Beginning balance	10,230.00	10,230.00	10,230.00	10,230.00
Options Granted	0	0	0	0
Options Expired/Forfeited	3,366.00	0	3,366.00	0
Weighted Average Exercise Price Per Share, Ending balance	10,230.00	10,230.00	10,230.00	10,230.00
Exercise Price Per Share Exercisable, Ending balance	$ 10,230.00	$ 10,230.00	$ 10,230.00	$ 10,230.00